Financial Liability	12 Months Ended
Dec. 31, 2023
Financial Liability [Abstract]
Financial liability

Note 17. Financial liability

	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Warrants at fair value	1,572,818	1,097,520	1,075,808

On August 25, 2022 the Company completed its US listing via the issuance of 3,220,338 ADSs (American Depository Shares) and the accompanying 3,220,338 pre-funded warrants for a total consideration of $13,299,996. One ADS represents 275 ordinary shares in the Company. One pre-funded warrant gives the holder the right to purchase one ADS. The warrants have 5-year term, and they can be exercised any time before expiry date August 24, 2027.

The warrants represent financial liabilities at fair value through profit or loss.

Refer to note 20 for further information on issued capital.